EMPLOYEE FUTURE BENEFITS (Details Textual) CAD in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2015 CAD	Dec. 31, 2015 USD ($)	Dec. 31, 2014 CAD	Dec. 31, 2015 USD ($)	Jan. 30, 2013 USD ($)	Dec. 31, 2012 CAD	Sep. 30, 2012 USD ($)
Expected rate of return on plan assets	6.25%	6.25%	6.30%
Rate Of Expected To Earn In Long Term From Canadian Long Bonds	3.50%	3.50%
Rate Of Canadian Equity Securities	10.00%	10.00%
Rate Of Expected To Earn In Long Term From Canadian Equity Securities	7.00%	7.00%
Rate Of Canadian Global Securities	45.00%	45.00%
Rate Of Expected To Earn In Long Term From Canadian Global Securities	7.40%	7.40%
Rate Of Expected Rate Of Return On Plan Assets In Recognition Of Additional Net Returns	0.70%	0.70%
Rate Of Canadian Real Estate	5.00%	5.00%
Rate Of Expected To Earn In Long Term From Canadian Real Estate	6.50%	6.50%
Accrued Employee Benefits, Current | CAD						CAD 24.8
Rate Of Canadian Bonds	40.00%	40.00%
Green Status [Member]
Multiemployer Plans, Funded Status	At least 80 percent	At least 80 percent
Yellow Status [Member]
Multiemployer Plans, Funded Status	Between 65 and less than 80 percent	Between 65 and less than 80 percent
Red Status [Member]
Multiemployer Plans, Funded Status	Less than 65 percent	Less than 65 percent
Pension Plans, Defined Benefit [Member]
Funded status	CAD 108.5		CAD 120.8	$ 108.5
Defined Benefit Plans, Estimated Future Employer Contributions in Next Fiscal Year	0.0	$ 39.1
Defined Benefit Plan, Amortization of Gains (Losses) | CAD	0.1
Funded Defined Benefit Pension Plans [Member]
Funded status	0.0		52.4	42.7
Unfunded Defined Benefit Pension Plans [Member]
Funded status	0.0		68.4	65.8
Other Benefit Plans [Member]
Funded status	172.9		176.3	172.9
Cash Contribution To Multi Employer Plan	0.0		CAD 29.8	$ 41.5
Defined Benefit Plans, Estimated Future Employer Contributions in Next Fiscal Year	CAD 0.0	$ 6.4
Snowflake Mill [Member]
Multiemployer Plans, Withdrawal Obligation | $					$ 11.7
Snowflake Mill [Member] | Predecessor [Member]
Multiemployer Plans, Withdrawal Obligation | $							$ 8.7